Nature and Continuance of Operations and Going Concern (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity incorporation, state or country code		NV
Retained Earnings (Accumulated Deficit)	$ 75,372,036	$ 72,491,150	$ 66,088,873
Entity incorporation, state or country code	NV
[custom:LongTermLiabilityNetOfDiscount-0]	$ 3,540,852
Environmental Protection Agency [Member]
Long-Term Debt, Current Maturities	17,497,236	16,417,208
Long-Term Debt, Excluding Current Maturities	$ 12,000,000	$ 11,000,000